Revenue and Geography Information (Details) - CNY (¥)	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting [Abstract]
Other non-current assets	¥ 500	¥ 3,300
Intangible assets	¥ 2,600	¥ 2,300